COST OF SALES (Tables)	6 Months Ended
Jun. 30, 2021
Analysis of income and expense [abstract]
Cost of sales

	Gold		Copper		Other[3]		Total
For the three months ended June 30	2021	2020	2021	2020	2021	2020	2021	2020
Site operating costs[1,2]	$1,016	$1,121	$65	$79	$—	$2	$1,081	$1,202
Depreciation[1]	448	498	46	63	6	5	500	566
Royalty expense	92	116	25	11	—	—	117	127
Community relations	5	5	1	—	—	—	6	5
	$1,561	$1,740	$137	$153	$6	$7	$1,704	$1,900
	Gold		Copper		Other[3]		Total
For the six months ended June 30	2021	2020	2021	2020	2021	2020	2021	2020
Site operating costs[1,2]	$2,036	$2,201	$130	$148	$—	$4	$2,166	$2,353
Depreciation[1]	902	972	94	106	11	12	1,007	1,090
Royalty expense	185	200	48	22	—	—	233	222
Community relations	9	10	1	1	—	—	10	11
	$3,132	$3,383	$273	$277	$11	$16	$3,416	$3,676
[1]Site operating costs and depreciation include charges to reduce the cost of inventory to net realizable value as follows: $nil for the three months ended June 30, 2021 (2020: $1 million) and $14 million for the six months ended June 30, 2021 (2020: $18 million).
[2]Site operating costs includes the costs of extracting by-products.
[3]Other includes realized hedge gains and losses and corporate amortization.